Rule 497(e)

File Nos. 2-80886

and 811-03626

Citizens Funds®

Citizens Small Cap Core Growth Fund

Citizens Value Fund

Supplement dated January 12, 2007 to

Prospectus dated August 29, 2006

Administrative shares of the Citizens Small Cap Core Growth Fund and Citizens Value Fund referenced in the Prospectus are not currently being offered.

Rule 497(e)

File Nos. 2-80886

and 811-03626

Citizens Funds®

Citizens Core Growth Fund

Citizens Emerging Growth Fund

Citizens Small Cap Core Growth Fund

Citizens Value Fund

Citizens Global Equity Fund

Citizens Balanced Fund

Citizens Income Fund

Citizens Money Market Fund

Supplement dated January 12, 2007 to

Prospectus dated August 29, 2006

Please disregard the supplements dated August 29, 2006 to the Prospectus.

Administrative shares of the Citizens Small Cap Core Growth Fund and Citizens Value Fund referenced in the Prospectus are not currently being offered.